Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interest [Abstract]
Schedule of Non-Controlling Interest Included in the Equity and the Income
The non-controlling interest included in the equity and the income from the Bank’s subsidiaries is summarised as follows:

				Other comprehensive income
As of December 31, 2025	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries
Santander Corredora de Seguros Limitada	0.25	57	7	-	-	-	7
Santander Corredores de Bolsa Limitada	49.00	31,752	1,750	564	(152)	412	2,162
Santander Asesorías Financieras Limitada	0.97	160	43	-	-	-	43
Santander S.A. Sociedad Securitizadora	0.36	4	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	-	-	-	-	-	-	-
Santander Consumer Chile S.A.	49.00	76,350	13,996	-	-	-	13,996
Subtotal		108,323	15,795	564	(152)	412	16,207

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	9,550	564	-	-	-	564
Bansa Santander S.A.	100.00	-	-	-	-	-	-
Multiplica Spa	100.00	2,069	44				44
PagoNXT Payments Chile SpA	100.00	-	-	-	-	-	-
Subtotal		11,619	608	-	-	-	608

Total		119,942	16,403	564	(152)	412	16,815

				Other comprehensive income
As of December 31, 2024	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries
Santander Corredora de Seguros Limitada	0.25	51	5	-	-	-	5
Santander Corredores de Bolsa Limitada	49.00	29,595	2,036	3	(1)	2	2,038
Santander Asesorías Financieras Limitada	0.97	117	82	-	-	-	82
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Klare Corredora de Seguros S.A.	-	-	(975)	-	-	-	(975)
Santander Consumer Chile S.A.	49.00	62,353	4,932	-	-	-	4,932
Subtotal		92,117	6,080	3	(1)	2	6,082

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	8,986	468	-	-	-	468
Bansa Santander S.A.	100.00	-	727	-	-	-	727
Multiplica Spa	100.00	2,026	(503)	-	-	-	(503)
PagoNXT Payments Chile SpA	100.00	1,265	114				114
Subtotal		12,277	806	-	-	-	806

Total		104,394	6,886	3	(1)	2	6,888
NOTE 22 - NON-CONTROLLING INTEREST, continued

				Other comprehensive income
As of December 31, 2023	Non-controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries
Santander Corredora de Seguros Limitada	0.25	45	21	-	-	-	21
Santander Corredores de Bolsa Limitada	49.00	27,557	2,050	1,109	(299)	810	2,860
Santander Asesorías Financieras Limitada	0.97	35	31	-	-	-	31
Santander S.A. Sociedad Securitizadora	0.36	2	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	49.90	(858)	(1,213)	-	-	-	(1,213)
Santander Consumer Chile S.A.	49.00	57,420	8,148	-	-	-	8,148
Subtotal		84,201	9,036	1,109	(299)	810	9,846

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	8,518	1,530	-	-	-	1,530
Bansa Santander S.A.	100.00	28,336	4,087	-	-	-	4,087
Multiplica Spa	100.00	2,529	(682)	-	-	-	(682)
PagoNXT Payments Chile SpA	100.00	1,151	439				439
Subtotal		40,534	5,374	-	-	-	5,374

Total		124,735	14,410	1,109	(299)	810	15,220

Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests
The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:

	As of December 31,
	2025				2024				2023
	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	34,421	11,775	19,994	2,652	32,876	12,878	17,861	2,137	31,758	13,895	9,576	8,287
Santander Corredores de Bolsa Limitada	179,219	114,418	61,230	3,571	92,155	31,758	56,243	4,154	99,325	43,087	52,054	4,184
Santander Asesorias Financieras Limitada	17,770	1,241	12,086	4,443	15,295	3,205	3,582	8,508	5,023	1,442	354	3,227
Santander S.A. Sociedad Securitizadora	1,327	325	1,170	(168)	722	326	534	(138)	879	345	709	(175)
Klare Corredora de Seguros S.A.	–	–	–	–	–	–	1,955	(1,955)	1,891	3,610	713	(2,432)
Santander Consumer Chile S.A.	1,056,093	900,277	127,251	28,565	1,049,387	922,136	117,183	10,068	923,790	806,607	100,555	16,628
Santander Gestión de Recaudación y Cobranzas Ltda.	12,451	2,901	8,986	564	11,429	2,443	8,518	468	11,273	2,755	6,988	1,530
Bansa Santander S.A.	–	–	–	–	–	–	(727)	727	292,937	264,601	24,249	4,087
Multiplica Spa	2,917	848	2,025	44	2,883	857	2,529	(503)	3,518	989	3,211	(682)
PagoNXT Payments Chile SpA	–	–	–	–	2,382	1,117	1,151	114	2,290	1,139	712	439
Total	1,304,198	1,031,785	232,742	39,671	1,207,129	974,720	208,829	23,580	1,372,684	1,138,470	199,121	35,093